AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 93.06%
Airlines - 1.78%
Spirit Airlines, Inc.(a)	62,326	$1,413,554

Auto Parts & Equipment - 1.95%
Tenneco, Inc., Class A(a)(b)	81,896	1,544,558

Banks - 2.32%
First Horizon Corp.(b)	81,318	1,839,413

Biotechnology - 8.42%
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	12,963	1,936,024
ChemoCentryx, Inc.(a)	46,343	2,362,566
Global Blood Therapeutics, Inc.(a)	34,910	2,370,389
		6,668,979
Chemicals - 3.64%
GCP Applied Technologies, Inc.(a)(b)	32,628	1,025,172
Rogers Corp.(a)	5,869	1,470,302
Zymergen, Inc.(a)	164,275	389,331
		2,884,805
Commercial Services - 8.35%
Evo Payments, Inc., Class A(a)	47,175	1,571,871
LifeWorks, Inc.	88,538	2,152,525
MoneyGram International, Inc.(a)(b)	49,192	506,678
Nielsen Holdings Plc	85,691	2,385,637
		6,616,711
Computers & Computer Services - 3.85%
Avast Plc(c)	141,214	1,159,822
Ping Identity Holding Corp.(a)	67,193	1,890,811
		3,050,633
Diversified Financial Services - 3.52%
Brewin Dolphin Holdings Plc	9,015	53,620
Cowen, Inc., Class A(b)	48,400	1,860,980
Intertrust N.V.(a)(c)	27,755	542,786
Manning & Napier, Inc.	26,024	331,286
		2,788,672
Electric - 0.05%
Albioma SA	330	16,582
ContourGlobal Plc(c)	6,735	20,186
		36,768
Electronics - 1.81%
CyberOptics Corp.(a)	26,958	1,435,244

Energy - Alternate Sources - 1.97%
Infrastructure and Energy Alternatives, Inc.(a)	109,848	1,560,940

Engineering & Construction - 1.31%
HomeServe Plc	7,470	102,920

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 93.06% (Continued)
Engineering & Construction - 1.31% (Continued)
IBI Group, Inc.(a)	63,442	$934,711
		1,037,631
Forest Products & Paper - 1.99%
Resolute Forest Products, Inc.(a)	77,772	1,575,661

Gas - 1.78%
South Jersey Industries, Inc.(b)	41,693	1,411,308

Healthcare - Products - 3.24%
Hanger, Inc.(a)	86,006	1,602,292
Meridian Bioscience, Inc.(a)	29,681	967,304
		2,569,596
Healthcare - Services - 2.59%
CareTech Holdings Plc	52,302	452,657
LHC Group, Inc.(a)(b)	9,879	1,595,162
		2,047,819
Holding Companies-Diversified - 0.54%
Professional Holding Corp., Class A(a)	15,350	429,186

Home Furnishings - 2.37%
iRobot Corp.(a)	31,860	1,875,917

Insurance - 2.39%
Alleghany Corp.(a)(b)	2,253	1,895,178

Internet - 7.20%
Mandiant, Inc.(a)(b)	81,906	1,872,371
Twitter, Inc.(a)	37,953	1,470,679
Zendesk, Inc.(a)	30,809	2,365,207
		5,708,257
Media - 1.77%
TEGNA, Inc.(b)	65,651	1,404,931

Oil & Gas - 0.00%(d)
Diamondback Energy, Inc.	1	110

Pharmaceuticals - 1.33%
Covetrus, Inc.(a)	50,378	1,051,389

Pipelines - 1.83%
Shell Midstream Partners LP	91,786	1,451,137

Real Estate Investment Trusts - 2.52%
CatchMark Timber Trust, Inc., Class A	43,370	461,891
Duke Realty Corp.	26,059	1,533,572
		1,995,463
Software - 16.06%
1Life Healthcare, Inc.(a)	104,090	1,791,389
Activision Blizzard, Inc.(b)	29,045	2,279,742
Avalara, Inc.(a)	26,013	2,382,531

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 93.06% (Continued)
Software - 16.06% (Continued)
Citrix Systems, Inc.	18,395	$1,890,454
EMIS Group Plc	42,206	924,719
ManTech International Corp., Class A	11,189	1,073,137
VMware, Inc., Class A(b)	20,564	2,386,041
		12,728,013
Telecommunications - 4.82%
Sierra Wireless, Inc.(a)	61,921	1,905,928
Switch, Inc., Class A(b)	56,289	1,911,012
		3,816,940
Transportation - 3.66%
Atlas Air Worldwide Holdings, Inc.(a)(b)	23,805	2,378,595
USA Truck, Inc.(a)	16,513	517,848
		2,896,443
TOTAL COMMON STOCKS
(Cost $74,392,911)		73,735,256

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 4.69%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	2.116	%(e)	1,858,211	$1,858,211
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.360	%(e)	1,858,210	1,858,210
				3,716,421
TOTAL SHORT-TERM INVESTMENTS (Cost $3,716,421)				3,716,421

Total Investments - 97.75% (Cost $78,109,332)				77,451,677

Other Assets in Excess of Liabilities - 2.25%(f)				1,784,044

NET ASSETS - 100.00%				$79,235,721

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At August 31, 2022, the aggregate fair market value of those securities was $ 13,484,253 representing 17.02 % of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2022, these securities had a total value of $1,722,794 or 2.17% of net assets.
(d)	Less than 0.005% of net assets.
(e)	Rate shown is the 7-day effective yield as of August 31, 2022.
(f)	Includes cash held as collateral for short sales.

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (0.02%)
COMMON STOCKS SOLD SHORT - (0.02%)
Healthcare - Services - (0.02%)
Ginkgo Bioworks Holdings, Inc.	(7,260)	$(19,529)

TOTAL COMMON STOCKS SOLD SHORT
(Proceeds $19,983)		(19,529)

TOTAL SECURITIES SOLD SHORT
(Proceeds $19,983)		$(19,529)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Broadcom, Inc.	Received 1 Month-Federal Rate Minus 40 bps (1.930%)	05/06/2024	$—	$—	$—	USD	1,293,194	$—
Morgan Stanley & Co./ Monthly	Ginko Bioworks Holdings	Received 1 Month-Federal Rate Minus 40 bps (1.930%)	05/06/2024	—	—	—	USD	386,090	—
Morgan Stanley & Co./ Monthly	Diamondback Energy, Inc.	Received 1 Month-Federal Rate Minus 40 bps (1.930%)	05/06/2024	—	—	—	USD	25,641	—
Morgan Stanley & Co./ Monthly	Mastec, Inc.	Received 1 Month-Federal Rate Minus 40 bps (1.930%)	05/06/2024	—	—	—	USD	427,053	—
Morgan Stanley & Co./ Monthly	NortonLifeLock, Inc.	Received 1 Month-Federal Rate Minus 40 bps (1.930%)	05/06/2024	—	—	2,000	USD	88,000	—
Morgan Stanley & Co./ Monthly	PotlatchDeltic Corp.	Received 1 Month-Federal Rate Minus 40 bps (1.930%)	05/06/2024	—	—	25,353	USD	488,392	—
Morgan Stanley & Co./ Monthly	Prologis, Inc.	Received 1 Month-Federal Rate Minus 40 bps (1.930%)	05/06/2024	—	—	—	USD	1,541,185	—
Morgan Stanley & Co./ Monthly	Seacoast Banking Corp. of Florida	Received 1 Month-Federal Rate Minus 40 bps (1.930%)	05/06/2024	—	—	—	USD	441,976	—
Morgan Stanley & Co./ Monthly	Telus Corp.	Received 1 Month-CABROVER Minus 40 bps (-2.100%)	06/24/2024	—	—	—	CAD	1,393,395	—
Morgan Stanley & Co./ Monthly	Brewin Dolphin Holdings Plc	Paid 1 Month SONIA Plus 94 bps (2.630%)	07/08/2024	—	—	—	GBP	818,150	—
Morgan Stanley & Co./ Monthly	Euromoney Institutional Investor Plc	Paid 1 Month SONIA Plus 94 bps (2.630%)	07/08/2024	—	—	—	GBP	797,250	—
Morgan Stanley & Co./ Monthly	ContourGlobal Plc	Paid 1 Month SONIA Plus 94 bps (2.630%)	07/08/2024	—	—	—	GBP	48,442	—
Morgan Stanley & Co./ Monthly	Homeserve Plc	Paid 1 Month SONIA Plus 94 bps (2.630%)	07/08/2024	—	—	—	GBP	1,097,406	—
						$27,353			$—

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	5,326,158	CAD	6,875,290	Morgan Stanley & Co.	09/15/2022	$91,670
USD	3,907,668	EUR	3,720,500	Morgan Stanley & Co.	09/15/2022	165,569
GBP	539,200	USD	626,457	Morgan Stanley & Co.	09/15/2022	83
USD	5,674,775	GBP	4,681,300	Morgan Stanley & Co.	09/15/2022	235,191
NOK	106,800	USD	10,640	Morgan Stanley & Co.	09/15/2022	109
USD	359,773	NOK	3,554,500	Morgan Stanley & Co.	09/15/2022	2,018
USD	3,134,711	SEK	31,923,950	Morgan Stanley & Co.	09/15/2022	138,110
						$632,750

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	2,781,590	USD	2,159,209	Morgan Stanley & Co.	09/15/2022	$(41,452)
EUR	3,148,900	USD	3,267,730	Morgan Stanley & Co.	09/15/2022	(100,549)
GBP	2,776,400	USD	3,326,412	Morgan Stanley & Co.	09/15/2022	(100,286)
NOK	3,447,700	USD	363,246	Morgan Stanley & Co.	09/15/2022	(16,240)
SEK	26,490,130	USD	2,579,092	Morgan Stanley & Co.	09/15/2022	(92,546)
						$(351,073)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	85.33%
Canada	8.29%
United Kingdom	1.96%
Czech Republic	1.46%
Netherlands	0.69%
France	0.02%
Other Assets in Excess of Liabilities	2.25%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CABROVER - Bank of Canada Overnight Lending Rate
CAD - Canadian dollar
EUR - Euro
GBP - British pound
LP - Limited Partnership
Ltd. - Limited
NOK - Norwegian krone
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SEK - Swedish krona
SONIA - Sterling OverNight Index Average
USD - United States Dollar

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

The following table summarizes the Merger Arbitrage ETF's investments and derivative financial instruments characterized in the fair value hierarchy as of August 31, 2022.

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$73,735,256	$—	$—	$73,735,256
Short-Term Investments	3,716,421	—	—	3,716,421
TOTAL	$77,451,677	$—	$—	$77,451,677

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$632,750	$—	$632,750
Equity Swaps	27,353	—	—	27,353
Liabilities
Common Stocks*	(19,529)	—	—	(19,529)
Forward Foreign Currency Exchange Contracts	—	(351,073)	—	(351,073)
TOTAL	$7,824	$281,677	$—	$289,501

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

AltShares Event-Driven ETF	Portfolio of Investments
August 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 94.23%
Auto Parts & Equipment - 1.22%
Tenneco, Inc., Class A(a)	1,998	$37,682

Banks - 1.26%
First Horizon Corp.(b)	1,730	39,133

Biotechnology - 5.68%
Aura Biosciences, Inc.(a)(b)	2,900	38,744
Biohaven Pharmaceutical Holding Co. Ltd.(a)	221	33,006
ChemoCentryx, Inc.(a)	710	36,196
Global Blood Therapeutics, Inc.(a)	1,000	67,900
		175,846
Chemicals - 4.50%
GCP Applied Technologies, Inc.(a)	1,063	33,400
Rogers Corp.(a)(b)	422	105,719
		139,119
Commercial Services - 6.67%
Evo Payments, Inc., Class A(a)	1,091	36,352
GXO Logistics, Inc.(a)	400	17,752
Moneylion, Inc.(a)(c)	12,059	17,245
Nielsen Holdings Plc	4,200	116,928
PayPal Holdings, Inc.(a)	194	18,127
		206,404
Computers & Computer Services - 1.15%
Ping Identity Holding Corp.(a)	1,268	35,682

Entertainment - 3.13%
Cineplex, Inc.(a)	14,100	96,730

Food - 0.00%(d)
The Fresh Market, Inc. escrow shares(a)	510	—

Gas - 2.41%
South Jersey Industries, Inc.	2,207	74,707

Healthcare - Products - 2.75%
Meridian Bioscience, Inc.(a)	2,207	71,926
Pacific Biosciences of California, Inc.(a)	2,250	13,185
		85,111
Healthcare - Services - 3.12%
Cano Health, Inc.(a)	6,600	40,722
LHC Group, Inc.(a)(b)	342	55,223
UpHealth, Inc.(a)(c)	1,176	718
		96,663
Home Furnishings - 1.14%
iRobot Corp.(a)	600	35,328

Insurance - 8.42%
Alleghany Corp.(a)	165	138,795
Hartford Financial Services Group, Inc. (The)(b)	873	56,142

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 94.23% (Continued)
Insurance - 8.42% (Continued)
Willis Towers Watson Plc	317	$65,565
		260,502
Internet - 5.31%
Mandiant, Inc.(a)(b)	1,066	24,369
Pinterest, Inc., Class A(a)	605	13,939
Twitter, Inc.(a)	1,200	46,500
Zendesk, Inc.(a)	1,034	79,380
		164,188
Machinery - Construction & Mining - 1.03%
Bloom Energy Corp., Class A(a)	1,250	31,763

Machinery - Diversified - 0.65%
Crane Holdings Co.	214	20,193

Media - 5.42%
Paramount Global, Class B	500	11,695
Houghton Mifflin Harcourt Co.(a)(e)	2,228	46,788
TEGNA, Inc.	4,000	85,600
Warner Bros Discovery, Inc.(a)	1,790	23,700
		167,783
Oil & Gas - 4.48%
Continental Resources, Inc.	1,300	90,779
EQT Corp.	1,000	47,800
		138,579
Pharmaceuticals - 3.03%
Aerie Pharmaceuticals, Inc.(a)	2,075	31,333
Covetrus, Inc.(a)	1,668	34,811
Paratek Pharmaceuticals, Inc.(a)(b)	11,038	27,705
		93,849
Real Estate Investment Trusts - 3.61%
Bluerock Residential Growth REIT, Inc.	1,280	34,112
Duke Realty Corp.	345	20,303
Healthcare Realty Trust, Inc.	2,357	57,322
		111,737
Retail - 1.01%
Foot Locker, Inc.	850	31,314

Semiconductors - 4.16%
Advanced Micro Devices, Inc.(a)	1,214	103,032
Magnachip Semiconductor Corp.(a)(b)	2,207	25,822
		128,854
Software - 16.69%
1Life Healthcare, Inc.(a)	1,750	30,118
Activision Blizzard, Inc.(b)	898	70,484
Avalara, Inc.(a)	800	73,272

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 94.23% (Continued)
Software - 16.69% (Continued)
Change Healthcare, Inc.(a)(b)	2,500	$61,425
Citrix Systems, Inc.	1,000	102,770
Five9, Inc.(a)(b)	850	83,393
ManTech International Corp., Class A	280	26,855
Momentive Global, Inc.(a)	1,105	7,834
RingCentral, Inc., Class A(a)	250	10,760
Snowflake, Inc., Class A(a)	100	18,095
Unity Software, Inc.(a)	400	17,088
VMware, Inc., Class A(b)	124	14,388
		516,482
Telecommunications - 5.10%
Sierra Wireless, Inc.(a)	1,472	45,308
Switch, Inc., Class A	3,312	112,443
		157,751
Transportation - 2.29%
Atlas Air Worldwide Holdings, Inc.(a)	500	49,960
XPO Logistics, Inc.(a)	400	20,968
		70,928
TOTAL COMMON STOCKS
(Cost $3,140,332)		2,916,328

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 2.44%
Auto Parts & Equipment - 1.47%
Meritor, Inc.(f)	12/15/2028	4.500%	$13,000	$13,310
Tenneco, Inc.(f)	04/15/2029	5.125%	33,000	32,018
				45,328
Entertainment - 0.97%
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In(f)	11/15/2027	8.500%	28,000	30,093

TOTAL CORPORATE BONDS
(Cost $77,274)				75,421

CONVERTIBLE CORPORATE BONDS - 3.30%
Auto Manufacturers - 0.75%
Lightning eMotors, Inc.(f)	05/15/2024	7.500%	34,365	23,091

Healthcare - Services - 0.31%
UpHealth, Inc.(f)	06/15/2026	6.250%	31,000	9,610

Software - 2.24%
Kaleyra, Inc.(f)	06/01/2026	6.125%	87,000	69,382

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $152,075)				102,083

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

	Shares	Value
WARRANTS(a) - 0.00%(d)
Commercial Services - 0.00%(d)
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	440	$86

Healthcare - Services - 0.00%(d)
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024(c)	117	10

TOTAL WARRANTS
(Cost $0)		96

PRIVATE INVESTMENTS(a)(c)(e)(g) - 0.03%
Fast Capital LLC	400	800

TOTAL PRIVATE INVESTMENTS
(Cost $414)		800

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 1.50%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	2.116	%(h)	23,280	$23,280
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.360	%(h)	23,281	23,281
				46,561
TOTAL SHORT-TERM INVESTMENTS
(Cost $46,561)				46,561

Total Investments - 101.50%
(Cost $3,416,656)				3,141,289

Liabilities in Excess of Other Assets - (1.50)%(i)				(46,343)

NET ASSETS - 100.00%				$3,094,946

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At August 31, 2022, the aggregate fair market value of those securities was $298,299, representing 9.64% of net assets.
(c)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,773 or 0.61% of net assets.

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Fast Capital LLC	08/18/2020	$414
Moneylion, Inc.	06/19/2020	94,269
UpHealth, Inc.	06/08/2021	11,760
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024	04/06/2021	—
Total		$106,443

(d)	Less than 0.005% of net assets.
(e)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2022, the total fair market value of these securities was $47,588, representing 1.54% of net assets.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2022, these securities had a total value of $177,504 or 5.74% of net assets.
(g)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(h)	Rate shown is the 7-day effective yield as of August 31, 2022.
(i)	Includes cash held as collateral for short sales and written option contracts.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (0.38%)
COMMON STOCKS SOLD SHORT - (0.38%)
Auto Parts & Equipment - (0.16%)
Tenneco, Inc., Class A	(258)	$(4,866)

Semiconductors - (0.22%)
Broadcom, Inc.	(14)	(6,987)

TOTAL SECURITIES SOLD SHORT
(Proceeds $12,643)		$(11,853)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Prologis, Inc.	Received 1 Month-Federal Rate Minus 40 bps (1.930%)	10/06/2023	$—	$—	$—	USD	20,420	$—

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	146,781	CAD	189,410	Morgan Stanley & Co.	09/15/2022	$2,573

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	60,820	USD	47,263	Morgan Stanley & Co.	09/15/2022	$(957)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	93.95%
Canada	4.60%
United Kingdom	2.12%
Republic of Korea	0.83%
Liabilities in Excess of Other Assets	(1.50)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
LLC - Limited Liability Company
Ltd. - Limited
Plc - Public Limited Company
REIT - Real Estate Investment Trust
USD - United States Dollar

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2022 (unaudited)

The following table summarizes the Event-Driven ETF's investments and derivative financial instruments characterized in the fair value hierarchy as of August 31, 2022.

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Auto Parts & Equipment	$37,682	$—	$—	$37,682
Banks	39,133	—	—	39,133
Biotechnology	175,846	—	—	175,846
Chemicals	139,119	—	—	139,119
Commercial Services	206,404	—	—	206,404
Computers & Computer Services	35,682	—	—	35,682
Entertainment	96,730	—	—	96,730
Food	—	—	—	—
Gas	74,707	—	—	74,707
Healthcare - Products	85,111	—	—	85,111
Healthcare - Services	96,663	—	—	96,663
Home Furnishings	35,328	—	—	35,328
Insurance	260,502	—	—	260,502
Internet	164,188	—	—	164,188
Machinery - Construction & Mining	31,763	—	—	31,763
Machinery - Diversified	20,193	—	—	20,193
Media	120,995	—	46,788	167,783
Oil & Gas	138,579	—	—	138,579
Pharmaceuticals	93,849	—	—	93,849
Real Estate Investment Trusts	111,737	—	—	111,737
Retail	31,314	—	—	31,314
Semiconductors	128,854	—	—	128,854
Software	516,482	—	—	516,482
Telecommunications	157,751	—	—	157,751
Transportation	70,928	—	—	70,928
Corporate Bonds*	—	75,421	—	75,421
Convertible Corporate Bonds*	—	102,083	—	102,083
Warrants*	96	—	—	96
Private Investments	—	—	800	800
Short-Term Investments	46,561	—	—	46,561
TOTAL	$2,916,197	$177,504	$47,588	$3,141,289

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,573	$—	$2,573
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(11,853)	—	—	(11,853)
Forward Foreign Currency Exchange Contracts	—	(957)	—	(957)
TOTAL	$(11,853)	$1,616	$—	$(10,237)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2022:

Investments in Securities	Balance as of May 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers out of Level 3	Balance as of August 31, 2022	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2022
Common Stock	$46,788	$-	$-	$-	$-	$-	$46,788	$-
Private Investments	400	-	400	-	-	-	800	400
Total	$47,188	$-	$400	$-	$-	$-	$47,588	$400